Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Share
13.          Earnings Per Share

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Earnings/(loss) per common share
Net income/(loss)	$44.4	$19.7	$152.4	$(22.8)
Weighted average common shares outstanding	84,414,876	108,627,579	88,664,331	110,077,312
Earnings/(loss) per common share	$0.53	$0.18	$1.72	$(0.21)

Earnings/(loss) per diluted common share
Net income/(loss)	$44.4	$19.7	$152.4	$(22.8)
Weighted average common shares outstanding	84,414,876	108,627,579	88,664,331	110,077,312
Share-based compensation plans	692,674	508,245	601,534	—
Weighted average diluted common shares outstanding	85,107,550	109,135,824	89,265,865	110,077,312
Earnings/(loss) per diluted common share	$0.52	$0.18	$1.71	$(0.21)